REVENUE - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net:
Total accounts receivable, net	$ 3,601	$ 5,632	$ 8,707	$ 15,143	$ 27,810
Due from MSAs				5,006
Due from MSAs				4,913	5,886
Total receivables, net	3,601			20,056	33,696
Technical services
Accounts receivable, net:
Total accounts receivable, net	1,308			3,072	18,904
Professional services
Accounts receivable, net:
Total accounts receivable, net	$ 2,293			11,829	8,209
Other
Accounts receivable, net:
Total accounts receivable, net				$ 242	$ 697